REVENUE AND EXPENSES (Details 5) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (16,761)	€ (13,300)	€ (68,067)	€ (16,274)	€ (16,191)
Basic	45,121,956	30,016,151	6,686,432	4,463,482	4,463,482
Diluted	45,121,956	30,016,151	6,686,432	4,463,482	4,463,482
Basic earnings per share (euros)	€ (0.371)	€ (0.443)	€ (10.18)	€ (3.64)	€ (3.63)
Diluted earnings per share (euros)	€ (0.371)	€ (0.443)	€ (10.18)	€ (3.64)	€ (3.63)